Class A Common Stock Subject to Possible Redemption (Details) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Common Class A [Member]
Temporary Equity [Line Items]
Common stock, shares authorized	380,000,000	380,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common Stock, Number Of Votes Per Share	1	1
Temporary equity, shares authorized	20,000,000
Common Class A Subject To Redemption [Member]
Temporary Equity [Line Items]
Share subject to possible redemption (in shares)	20,000,000	20,000,000